Total
MML Equity Rotation Fund
MML Equity Rotation Fund
INVESTMENT OBJECTIVE
This Fund seeks growth of capital over the long-term.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Equity Rotation Fund		Class II	Service Class I
Management Fees		0.45%	0.45%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.36%	0.36%
Total Annual Fund Operating Expenses		0.81%	1.06%
Fee Waiver		(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.76%	1.01%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through April 30, 2024. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Equity Rotation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	78	254	445	997
Service Class I	103	332	580	1,290

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 335% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index*(the “Index”). As of February 28, 2023, the market capitalization range of companies included in the Index was between $496 million and $36.41 billion.
FTSE Russell (the “Index Provider”) compiles and maintains the Index, which is an index of U.S. equity securities designed to reflect a dynamic combination of “factor investing” strategies that, in the view of the Index Provider, have historically outperformed other factors during various parts of the economic cycle. The Index’s universe of

*
The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “FTSE Russell®,” “Russell 1000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.
The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.
investable stocks is taken from the Russell 1000 Index (the “Russell 1000” or “Parent Index”), which measures the performance of the 1,000 largest-capitalization companies in the United States.
A factor is a stock characteristic that is associated with a security’s risk and return profile (e.g., high quality, high momentum, or low volatility). The Index’s rules-based framework seeks to identify equity securities that tend to exhibit various investment factors to a greater extent than the overall market, depending on the overall economic environment. The Index emphasizes investments that exhibit the following factors: low volatility, momentum, quality, size, and value. At any given time, depending on the current stage of the economic cycle of the overall market, the Index will target different subsets (that is, two or three) of those five factors (referred to as “factor configurations”). The Index is designed to utilize factor configurations that, in the view of the Index Provider, have historically outperformed other factors in certain stages of the economic cycle. The specific factor configurations used by the Index will change depending on which of the following four stages of the economic cycle currently is prevalent: recovery, expansion, slowdown, and contraction. These four stages are defined as follows:
•
Recovery: when growth is below trend but accelerating.

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Expansion: when growth is above trend and accelerating.

•
Slowdown: when growth is above trend but decelerating.

•
Contraction: when growth is below trend and decelerating.

Invesco Indexing LLC (“Invesco Indexing”) identifies which stage of the economic cycle it currently believes the market to be in by evaluating leading economic and market sentiment indicators (such as manufacturing business surveys, labor market conditions, monetary conditions, and consumer sentiment surveys). Each month, Invesco Indexing provides information to the Index Provider in the form of a data signal (the “Signal”) on the current stage of the economic cycle, and the Index Provider uses that information to determine the appropriate factor configuration for the Index during that month. Each of the four stages is correlated to a specific, predetermined factor configuration.
To determine which securities within the Parent Index are eligible for inclusion in the Index in a given factor configuration, each constituent in the Parent Index is assigned a multi-factor score based on the extent to which the security exhibits a factor relative to the other constituents in the Parent Index. The multi-factor score is the product of the security’s individual factor scores, each of which is calculated based on certain aspects of the issuer, as set forth below.
Value. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month.
Momentum. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month.
Quality. A company’s quality factor score is based on a composite of three measures of profitability (return on assets, change in asset turnover, and accruals) and a single measure of leverage, calculated as the ratio of operating cash flow to total debt based on information reported in the company’s most recent annual financial statement.
Low Volatility. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month.
Size. A company’s size factor score is based on total market capitalization as of the last business day of the prior month.
An initial weight for each security is determined from the product of the security’s multi-factor score and its weight in the Parent Index. The Index’s methodology will exclude securities from the Index if their relevant factor characteristics fall below certain relative thresholds, as set forth in the methodology rules of the Index, or if their adjusted weights fall below a certain de minimis amount. Finally, a maximum security weight limit is applied to ensure no security weight exceeds a fixed level.
The Index is sponsored by the Index Provider, which is unaffiliated with the Fund, Invesco Indexing, or Invesco. However, since Invesco
Indexing provides the Index Provider with monthly data relating to the stage of the economic cycle, Invesco Indexing may also be deemed a creator and sponsor of the Index. Invesco Indexing is affiliated with Invesco.
The Index is rebalanced and reweighted at the beginning of the month when the Signal for the Index changes, which may be as frequently as monthly. The Fund is rebalanced and reweighted in accordance with the Index, meaning that it will buy and sell securities in response to changes in the Index.
Although the Fund generally will invest in substantially all of the securities comprising the Index in proportion to their weightings in the Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the Fund may hold cash or purchase a sample of the securities in the Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the Fund on a number of factors, including asset size of the Fund, and generally expects the Fund to hold fewer than the total number of securities in the Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may use futures contracts, a type of derivative, to seek performance that corresponds to the Index and/or to manage cash flows. Use of futures contracts by the Fund may create investment leverage.
The Index, and therefore the Fund, may at times have significant exposure to one or more industries or sectors.
Changes in the Index, or use of the sampling methodology described above, may result in active and frequent trading by the Fund and as a result the Fund may have a relatively high portfolio turnover rate.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class II shares. The table shows how the Fund’s average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance and an additional index that provides a style-specific comparison for the Fund’s returns (Russell
1000 Invesco Dynamic Multifactor Index). The Fund’s investment strategy changed on November 23, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Class II Shares

Highest Quarter:	2Q ’20,	24.11%	Lowest Quarter:	1Q ’20,	-20.40%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - MML Equity Rotation Fund	1 Year	5 Years	Since Inception	Inception Date
Class II	(14.29%)	7.50%	10.52%	May 15, 2015
Service Class I	(14.46%)	7.25%	10.25%	May 15, 2015
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)	(8.21%)	9.13%	9.83%	May 15, 2015
Russell 1000 Invesco Dynamic Multifactor Index (reflects no deduction for fees, expenses, or taxes)	2.48%	12.52%	13.29%	Oct. 13, 2017